Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Issued Capital Gross [Member]	Capital Reserve Capital Transactions And Treasury Shares [Member]	Profit Reserve [Member]	Accumulated Other Comprehensive Incomes [Member]	Retained earnings [member]	Equity Attributable To Shareholders Of Petrobras [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2024	$ 107,101	$ 29	$ 61,446	$ (109,470)		$ 59,106	$ 244	$ 59,350
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares		1,116	(1,116)
Capital transactions							156	156
Net income					10,708	10,708	44	10,752
Other comprehensive income (loss)				6,835		6,835	46	6,881
Additional dividends proposed			(1,477)			(1,477)		(1,477)
Expired unclaimed dividends					49	49		49
Appropriations:
Dividends					(2,063)	(2,063)	(20)	(2,083)
Ending balance, value at Jun. 30, 2025	107,101	1,145	58,853	(102,635)	8,694	73,158	470	73,628
Beginning balance, value at Dec. 31, 2024	107,101	29	61,446	(109,470)		59,106	244	59,350
Appropriations:
Dividends								(6,040)
Ending balance, value at Dec. 31, 2025	107,101	1,145	72,600	(105,281)		75,565	326	75,891
IfrsStatementLineItems [Line Items]
Capital transactions							(201)	(201)
Net income					16,627	16,627	29	16,656
Other comprehensive income (loss)				3,985		3,985	22	4,007
Additional dividends proposed			(1,467)			(1,467)		(1,467)
Expired unclaimed dividends					43	43		43
Appropriations:
Dividends					(1,845)	(1,845)	(1)	(1,846)
Ending balance, value at Jun. 30, 2026	$ 107,101	$ 1,145	$ 71,133	$ (101,296)	$ 14,825	$ 92,908	$ 175	$ 93,083